SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2013
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS

NOTE 16 - SUBSEQUENT EVENTS

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On March 31, 2014,  holders of promissory notes,  including a promissory note in the amount of $300,000 issued to Mr. Ranew, a board member,  purchased 1,690,000 warrants issued by the Company in  consideration  for and  cancellation of their promissory  notes issued to them by the Company in the amount of  $1,690,000.  A warrant  entitles  the holder for a term of two years to  purchase  one share of common  stock of the  Company at the rate of $1.00 per share.  Therefore,  as of

March 31,  2014,  the  Company  issued  1,690,000  warrants  to  holders  of the promissory notes in cancellation of $1,690,000 in debt.

The Company and Mr. Pollard agreed to extend the maturity date of his promissory note  issued by the  Company in the amount of  $300,000 to May 2, 2014 and waive the  provision  that steps be taken to  liquidate  the Five Jab property at this time.